Contingencies	12 Months Ended
Sep. 30, 2024
Disclosure of contingent liabilities [abstract]
Contingencies

25. Contingencies

Litigation

Group companies are or may be from time to time party to legal proceedings, arbitrations and regulatory proceedings arising in the normal course of our business operations, including the matter described below. We evaluate developments in such matters and provide accruals for such matters, as appropriate. In making such decisions, we consider the degree of probability of an unfavorable outcome and our ability to make a reasonable estimate of the amount of a loss. An unfavorable outcome in any such proceedings, if material, could have an adverse effect on our business or consolidated financial statements.

Zapp UK is party to a civil action captioned SPAC Advisory Partners LLC v. Zapp Electric Vehicles Limited et al., No. 655171/2023, filed on October 19, 2023 in the Supreme Court of New York County, New York. Plaintiff’s amended complaint in the action, filed March 26, 2024, asserts claims for breach of contract, account stated and supplemental claims arising from Zapp UK’s alleged non-payment of $3,630,000 in fees allegedly due to plaintiff for advisory services rendered to Zapp UK in relation to the Business Combination. Plaintiff’s amended complaint also purports to add the parent Company as a party defendant in the case. Zapp UK filed an answer to the operative complaint on May 8, 2024. On September 6, 2024, following service of the Amended Complaint upon it, the Company filed a motion to dismiss plaintiff's amended complaint as against it on various grounds, including that the court lacks personal jurisdiction over it. On October 8, 2024, plaintiff's counsel filed its opposition to the Company’s motion to dismiss and, contrary to applicable procedural rules, included in such opposition a cross-motion for partial summary judgment against Zapp UK. On October 14, 2024, the Company filed a reply in further support of its motion to dismiss combined with Zapp UK’s opposition to plaintiff's purported cross-motion for partial summary judgment. As of the date of this Annual Report, there has been no discovery or other proceedings in the case apart from the foregoing motions, which are pending before the court. We believe Zapp UK and the Company have meritorious defenses to the claims asserted in the case and intend to continue to defend the matter vigorously.